Offerings	Nov. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2032
Amount Registered | shares	499,100,000
Maximum Aggregate Offering Price	$ 495,027,344.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,363.28
Offering Note	The U.S. dollar amount to be registered is based on the Canadian dollar to U.S. dollar exchange rate of 1 Canadian dollar to 0.713 U.S. dollar, which is the daily average on November 14, 2025 as published by the Bank of Canada.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Equinix, Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Equinix, Inc. will fully and unconditionally guarantee the notes issued by Equinix Canada Financing Corporation Ltd. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.